Condensed Consolidated Statements of Operations - USD ($)	1 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Global Partner Acquisition Corp II [Member]
Restructuring Cost and Reserve [Line Items]
Revenue
General and administrative expenses (including related party amounts of $Nil and $96,806 in 2024 and 2023 respectively)		2,091,000	1,078,000		5,230,000	1,984,000
Gain from settlement and release of liabilities			(2,961,000)		(2,961,000)
Operating loss		(2,091,000)	1,883,000		(2,269,000)	(1,984,000)
Other (expenses)
Income from cash and investments held in the Trust Account		273,000	921,000		2,278,000	4,600,000
Write-off contingent warrants associated with shares redeemed			130,000		130,000
Change in fair value of warrant liability		(641,000)	(2,020,000)			12,453,000
Net loss		$ (2,459,000)	$ 914,000		$ 139,000	$ 15,069,000
Global Partner Acquisition Corp II [Member] | Common Class A [Member]
Other (expenses)
Basic		2,006,000	7,118,000		4,718,000	30,000,000
Diluted		2,006,000	7,118,000		4,718,000	30,000,000
Basic		$ (0.26)	$ 0.06		$ 0.01	$ 0.40
Diluted		$ (0.26)	$ 0.06		$ 0.01	$ 0.40
Global Partner Acquisition Corp II [Member] | Common Class B [Member]
Other (expenses)
Basic		7,500,000	7,500,000		7,500,000	7,500,000
Diluted		7,500,000	7,500,000		7,500,000	7,500,000
Basic		$ (0.26)	$ 0.06		$ 0.01	$ 0.40
Diluted		$ (0.26)	$ 0.06		$ 0.01	$ 0.40
Stardust Power Inc [Member]
Restructuring Cost and Reserve [Line Items]
Revenue
General and administrative expenses (including related party amounts of $Nil and $96,806 in 2024 and 2023 respectively)	245,402	1,235,366		2,675,698
Operating loss	(245,402)	(1,235,366)		(2,675,698)
Other (expenses)
SAFE notes issuance costs (including related party amounts of $435,000)				(466,302)
Other transaction costs (including related party amounts of $100,000)				(450,113)
Interest expense (including related party amounts of $Nil and $103 in 2024 and 2023 respectively)	(103)	(1,289)		(7,828)
Change in fair value of investment in equity securities		(54,658)		18,556
Change in fair value of SAFE notes		(107,900)		(212,200)
Total other expenses	(103)	(163,847)		(1,117,887)
Net loss	$ (245,505)	$ (1,399,213)		$ (3,793,585)
Basic	8,741,000	8,669,538		8,777,571
Diluted	8,741,000	8,669,538		8,777,571
Basic	$ (0.03)	$ (0.16)		$ (0.43)
Diluted	$ (0.03)	$ (0.16)		$ (0.43)